Financial result, net	12 Months Ended
Dec. 31, 2019
Financial result, net
Financial result, net

28.         Financial result, net

	2019	2018	2017
Finance income
Results from financial assets and others	975,245	745,571	739,148
Yields and interests	481,674	383,624	405,562
Dividends (1)	117,260	—	—
Gain on sale of equity instruments	—	368	13,236
Other financial income	49,157	—	1,410
	1,623,336	1,129,563	1,159,356
Finance expenses
Interest (2)	(1,894,490)	(2,399,414)	(2,385,994)
Financial cost of other liabilities (3)	(757,509)	(668,782)	(753,047)
Results from financial assets and others	(638,767)	(381,445)	(481,308)
Other financial expenses	(43,703)	(62,520)	(40,252)
	(3,334,469)	(3,512,161)	(3,660,601)
Foreign exchange gain (loss), net	40,639	372,223	5,514
Financial result, net	(1,670,494)	(2,010,375)	(2,495,731)

(1)

In 2007, Arrendadora Financiera Internacional Bolivariana (AFIB) and Ecopetrol S.A. signed an agreement to constitute a trust fund, in which Invercolsa deposited dividends corresponding to 8.53%  of the participation in dispute, regarding the shares acquired by Fernando Londoño. In 2019, as a result of the sentence of the Supreme Court of Justice, Ecopetrol received the amount of dividends that were in that trust. See Note 12 -Business combinations.

(2)

As of December 31, 2019, borrowing costs for the financing of developing natural resources and property, plant and equipment of COP$248,139 (2018 – COP$200,833 and 2017 – COP$191,651) were capitalized.

(3)	Includes the financial expense of the asset retirement obligations and the liabilities for post–employment benefits.